Fair Value of Financial Assets and Liabilities - Derivative Instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Fair Value of Financial Assets and Liabilities - Derivative Instruments

4. Fair Value Measurements

The guidance regarding fair value measurements prioritizes the inputs used in measuring fair value and establishes a three-tier value hierarchy that distinguishes among the following:

•	Level 1—Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.
•

Level 2—Valuations based on quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active and models for which all significant inputs are observable, either directly or indirectly.

•	Level 3—Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The Company estimates the fair values of derivative liabilities utilizing Level 3 inputs. No derivative liabilities have been transferred between the classification levels. Estimating the fair values of derivative liabilities requires the use of significant and subjective inputs that may, and are likely to, change over the duration of the instrument with related changes in internal and external market factors.

The recurring fair value measurements of the Company’s liabilities at September 30, 2019 and December 31, 2018 consisted of the following:

	Quoted Prices in
	Active Markets	Significant Other	Significant
	for Identical	Observable Inputs	Unobservable
	Items (Level 1)	(Level 2)	Inputs (Level 3)	Total
September 30, 2019
Assets
Money market funds	$4,282,000	$—	$—	$4,282,000
Total assets	$4,282,000	$—	$—	$4,282,000

December 31, 2018
Assets
Money market funds	$9,430,000	$—	$—	$9,430,000
Total assets	$9,430,000	$—	$—	$9,430,000

Liabilities
Asset acquisition derivative liability	$—	$—	$1,117,000	$1,117,000
Total liabilities	$—	$—	$1,117,000	$1,117,000

The following table sets forth a summary of changes in the fair value of the Company’s liabilities:

Asset
Acquisition
Derivative
Liability
Balance, December 31, 2018	$1,117,000
Changes in estimated fair value	(1,117,000)
Balance, September 30, 2019	$—

We estimated the fair value of this derivative by forecasting the timing and likelihood of the events occurring and discounting the probability adjusted payments using an appropriate discount based on market interest rates and our own non-performance risk as required by ASC 820 – Fair Value Measurement.  There is no longer a potential payment requirement associated with the derivative liability subsequent to the Merger. Accordingly, the fair value of the derivative liability was reduced to zero with the associated change recorded in other income.

AmpliPhi Biosciences Corporation [Member]
Fair Value of Financial Assets and Liabilities - Derivative Instruments

4. Fair Value of Financial Assets and Liabilities – Derivative Instruments

The guidance regarding fair value measurements prioritizes the inputs used in measuring fair value and establishes a three-tier value hierarchy that distinguishes among the following:

•	Level 1—Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.
•

Level 2—Valuations based on quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active and models for which all significant inputs are observable, either directly or indirectly.

•	Level 3—Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The Company estimates the fair values of derivative liabilities utilizing Level 3 inputs. No derivative liabilities have been transferred between the classification levels. Estimating the fair values of derivative liabilities requires the use of significant and subjective inputs that may, and are likely to, change over the duration of the instrument with related changes in internal and external market factors.

The recurring fair value measurements of the Company’s derivative liabilities at December 31, 2018 and 2017 consisted of the following:

	Quoted Prices in
	Active Markets	Significant Other	Significant
	for Identical	Observable Inputs	Unobservable
	Items (Level 1)	(Level 2)	Inputs (Level 3)	Total
December 31, 2018
Liabilities
June 2016 offering warrant liability	$—	$—	$1,000	$1,000
November 2016 offering warrant liability	—	—	21,000	21,000
Total liabilities	$—	$—	$22,000	$22,000

December 31, 2017
Liabilities
June 2016 offering warrant liability	$—	$—	$32,000	$32,000
November 2016 offering warrant liability	—	—	260,000	260,000
Total liabilities	$—	$—	$292,000	$292,000

The following table sets forth a summary of changes in the fair value of the Company’s derivative liabilities:

	June 2016	November 2016
	Offering	Offering	Total
	Warrant	Warrant	Derivative
	Liability	Liability	Liabilities
Balance, December 31, 2017	$32,000	$260,000	$292,000
Changes in estimated fair value	(31,000)	(55,000)	(86,000)
Exercised warrants	—	(184,000)	(184,000)
Balance, December 31, 2018	$1,000	$21,000	$22,000

The Company estimates the fair value of the June 2016 offering warrant liability at each reporting date using the Black-Scholes valuation model. Inputs used in this valuation model include the Company’s stock price volatility, risk-free interest rates and expected term of the warrants.

Historically, the Company estimated the fair value of the November 2016 offering warrant liability at each reporting date using the Monte Carlo valuation model. Inputs used in the Monte Carlo valuation model included the Company’s stock price volatility, risk-free interest rates and expected term of the warrants. Effective March 31, 2018, due primarily to the significant decrease in the number of warrants outstanding, the Company simplified the method used and changed to the Black Scholes valuation model, which approximates the Monte Carlo valuation model.

C3J [Member]
Fair Value of Financial Assets and Liabilities

5.      Fair Value of Financial Assets and Liabilities

The guidance regarding fair value measurements prioritizes the inputs used in measuring fair value and establishes a three-tier value hierarchy that distinguishes among the following:

•	Level 1 — Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.
•

Level 2 — Valuations based on quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active and models for which all significant inputs are observable, either directly or indirectly.

•	Level 3 — Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The Company estimates the fair values of derivative liabilities utilizing Level 3 inputs. No derivative liabilities have been transferred between the classification levels. Estimating the fair values of derivative liabilities requires the use of significant and subjective inputs that may, and are likely to, change over the duration of the instrument with related changes in internal and external market factors.

The recurring fair value measurements of the Company’s financial assets and liabilities at December 31, 2018 and 2017 consisted of the following:

	Quoted Prices in
	Active Markets	Significant Other	Significant
	for Identical	Observable Inputs	Unobservable
	Items (Level 1)	(Level 2)	Inputs (Level 3)	Total

December 31, 2018
Assets
Money market funds	$9,430,000	$—	$—	$9,430,000
Total assets	$9,430,000	$—	$—	$9,430,000

Liabilities
Asset acquisition derivative liability	$—	$—	$1,117,000	$1,117,000
Total liabilities	$—	$—	$1,117,000	$1,117,000

December 31, 2017
Assets
Money market funds	$4,332,000	$—	$—	$4,332,000
Corporate bonds	—	9,651,000	—	9,651,000
Total assets	$4,332,000	$9,651,000	$—	$13,983,000

The estimated fair value of the corporate bonds was determined on the basis of vendor- or broker-provided indicative prices developed using observable market data and is considered Level 2 in the fair value hierarchy.

The following table sets forth a summary of changes in the fair value of the Company’s derivative liability:

Asset Acquisition
Derivative Liability
Balance, December 31, 2017	$—
Establishment of derivative liability associated with asset acquisition	2,841,000
Changes in estimated fair value fair value of derivative liability	(1,724,000)
Balance, December 31, 2018	$1,117,000

We estimate the fair value of this derivative by forecasting the timing and likelihood of the events occurring and discounting the probability adjusted payments using an appropriate discount based on market interest rates and our own non-performance risk as required by ASC 820 – Fair Value Measurement.